Summary of Business and Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2013 shares	Jan. 31, 2016 customer shares	Jan. 31, 2016 USD ($) customer segment country purchase_period shares	Jan. 31, 2015 USD ($) customer country shares	Jan. 31, 2014 USD ($) customer country	Mar. 20, 2013 shares	Mar. 19, 2013 shares
Concentration Risk [Line Items]
Common stock, shares authorized (in shares) | shares		1,600,000,000	1,600,000,000	1,600,000,000		1,600,000,000.0	400,000,000.0
Number of operating segments | segment			1
Impairment of long-lived assets | $			$ 0	$ 0	$ 0
Vesting period			4 years
Period of recognition			2 years
Offering period			12 months
Expected dividend yield			0.00%
Number of purchase periods | purchase_period			2
Advertising expense | $			$ 315,600,000	$ 203,600,000	$ 155,800,000
Percentage of tax benefit likely to be realized upon settlement (greater than 50%)			50.00%
Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Customers exceeding concentration of accounts receivable threshold, number | customer		0	0	0
Concentration risk percentage			5.00%	5.00%
Revenue | Customer Concentration Risk
Concentration Risk [Line Items]
Customers exceeding concentration of total revenue threshold, number | customer		0		0	0
Concentration risk percentage		5.00%		5.00%	5.00%
Revenue | Geographic Concentration Risk | Americas
Concentration Risk [Line Items]
Concentration risk percentage			95.00%	94.00%	96.00%
Revenue | Geographic Concentration Risk | All Other Countries
Concentration Risk [Line Items]
Countries exceeding concentration of total revenue threshold, number | country			0	0	0
Concentration risk percentage			10.00%	10.00%	10.00%
Assets | Geographic Concentration Risk | Outside Americas
Concentration Risk [Line Items]
Concentration risk percentage			11.00%	12.00%
Minimum
Concentration Risk [Line Items]
Deferred and amortized commission period			12 months
Maximum
Concentration Risk [Line Items]
Deferred and amortized commission period			36 months
Common Stock
Concentration Risk [Line Items]
Stock split conversion ratio	4
Number of additional shares for each share held (in shares) | shares	3